Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2022
Significant Accounting Policies [Abstract]
Basis of presentation	Basis of presentation These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The date of approval by the Company’s Board of Directors is August 23, 2022. These consolidated financial statements were prepared under the historical cost convention, except for certain items not carried at historical cost as discussed below.
Principles of consolidation	Principles of consolidation
These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Wholly-owned subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
Subsidiaries are consolidated from the date on which control is obtained. Principal operating subsidiaries as at June 30, 2022 are:
•Absolute Software, Inc.
•Absolute Software (2015) Inc.
•Absolute Software EMEA Limited
•Absolute Software (Vietnam) Company Limited
•Absolute Software (Asia) Pte. Ltd
•NetMotion Software Inc.
•NetMotion Wireless GmbH
All intercompany balances are eliminated.
Foreign currency transactions and translation	Foreign currency transactions and translation
Items included in the consolidated financial statements of the Company and each of its subsidiaries are measured using the currency of the primary economic environment in which the individual entity operates (the “functional currency”). The consolidated financial statements are presented in United States dollars (“U.S. dollars”), which is the functional currency of the Company. The functional currency of the Company’s subsidiaries are U.S. dollars except for the following subsidiaries which have functional currency in the local currency:

Subsidiary	Functional currency
NetMotion Wireless UK Software, Inc.(1)	Pound sterling
NetMotion Wireless GmbH	Euro
NetMotion Software Canada, Inc.(2)	Canadian dollar
1.In June 2022, NetMotion Wireless UK Software, Inc. transferred its assets and liabilities to Absolute EMEA Limited.
2.NetMotion Software Canada, Inc. was dissolved on February 24, 2022. Upon dissolution, the entity’s assets and liabilities were distributed to Absolute Software Corporation.
Foreign currency transactions are translated to U.S. dollars at the spot rates on transaction dates. Foreign currency monetary assets and liabilities are remeasured at period-end exchange rates. Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement at period-end exchange rates of monetary assets and liabilities are recognized in net income or loss in the period in which they arise.
Financial Instruments	Financial Instruments
Financial assets and financial liabilities are initially recognized at fair value, normally being the transaction price adjusted for directly attributable transaction costs. Transaction costs related to financial assets or financial liabilities at fair value through profit or loss (“FVTPL”) are expensed immediately in net income or loss. Measurement in subsequent periods is dependent on the classification of the respective financial instrument.
The Company’s classification and measurement basis of its financial instruments are as follows:

Instrument	Classification and Measurement Basis
Cash and cash equivalents	Amortized cost
Short-term investments	FVTPL
Trade and other receivables	Amortized cost
Trade and other payables	Amortized cost
Long-term debt	Amortized cost
Derivative financial instruments	FVTPL
Financial assets at fair value through profit or loss are subsequently measured at fair value with net changes in fair value recognized in the statement of operations. Financial instruments at amortized cost are subsequently measured using the effective interest method.
Estimated fair values for financial instruments are designed to approximate amounts at which the instruments could be exchanged in a current arm’s-length transaction between knowledgeable willing parties. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)
The Company classifies and discloses fair value measurements using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The three levels of the fair value hierarchy are:
Level 1 –    Valuation based on quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2 –    Valuation techniques based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices);
Level 3 – Valuation techniques using inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The fair value hierarchy requires the use of observable market inputs whenever such inputs exist. A financial instrument is classified to the lowest level of the hierarchy for which a significant input has been considered in measuring fair value.
The fair value of investments designated as fair value through profit or loss is determined based on Level 1 measurements, and is recorded in the consolidated statement of financial position, with unrealized gains and losses, net of related income taxes, recorded in the consolidated statement of operations and comprehensive income.
The Company determines at the end of each reporting period whether there is objective evidence that a financial asset or a group of financial assets is impaired.
Derivative financial instruments and hedge accounting	Derivative financial instruments and hedge accounting
The Company enters into derivative financial instruments, such as foreign exchange forward contracts, to manage its exposure to foreign exchange rate risks. The Company does not use derivative financial instruments for speculative purposes.
Derivatives are recognized initially at fair value at the date a derivative contract is entered into and are subsequently measured to their fair value at each reporting date. The Company records all derivative instruments at fair value on the consolidated statements of financial position. The fair value of these instruments is calculated based on notional and exercise values, transaction rates, market quoted currency spot rates and forward rates and therefore fall into Level II of the fair value hierarchy.
The fair values of derivative assets are measured using Level II fair value inputs, which include period-end mid-market quotations for each underlying contract as calculated by the financial institution with which the Company has transacted. The quotations are based on bid/ask quotations and represent the discounted future settlement amounts based on current market rates. Derivative assets are included within trade and other receivables.
The Company designates foreign exchange forward contracts as hedging instruments. Hedges of foreign exchange risk are accounted for as cash flow hedges.
For derivative instruments designated as cash flow hedges, the entire change in the value of the hedging instrument included in the assessment of hedge effectiveness is initially reported as a component of other comprehensive income (“OCI”), net of tax, and subsequently reclassified into income in the same period or periods in which the hedged item affects income.
At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is effective in offsetting changes in fair value or cash flows of the hedged item attributable to the hedged risk.
2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)
This documentation includes: identification of the specific foreign currency asset, liability or forecasted transaction being hedged; the nature of the risk being hedged; the hedge objective; and the method of assessing hedge effectiveness. If an anticipated transaction is deemed no longer likely to occur, the corresponding derivative instrument is de-designated as a hedge and any associated unrealized gains and losses in OCI are recognized in income at that time.
The Company designates the full change in the fair value of a foreign exchange forward contract (i.e. including the forward elements) as the hedging instrument for all of its hedging relationships involving forward contracts.
For any derivative instruments that do not meet the requirements for hedge accounting, or for which hedge accounting is not elected, the changes in fair value of the instruments are recognized in income in the current period and will generally offset the changes in the U.S. dollar value of the associated asset, liability or forecasted transaction.

Leases
(f)Leases
The Company determines if a contract contains a lease at inception. For contracts that contain a lease, the Company recognizes a right-of-use asset and a lease liability at the lease commencement date.
The lease liability is initially measured at the present value of future minimum lease payments over the lease term. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date and any initial direct costs incurred, less any lease incentives received. The present value of future minimum lease payments is determined using the Company’s incremental borrowing rate when the rate implicit in the Company’s leases are not readily determinable. The lease term includes all periods covered by an option to extend or terminate the lease where the Company is reasonably certain to exercise the extension option or not to exercise the termination option. The Company reassesses the lease term if and when a significant event or change in circumstances occurs that is within the Company’s control.
The right-of-use asset is depreciated on a straight-line basis over the lease term. The lease liability is increased to reflect the accretion of interest and reduced for the lease payments made.
The Company has lease agreements with lease and non-lease components, which it has elected to combine for all asset classes. In addition, the Company does not recognize right-of-use assets or lease liabilities for low value leases or leases with a term of 12 months or less for all asset classes.
The Company determines at the end of each reporting period whether there is indication that the right-of-use asset may be impaired.
Cash and cash equivalents
(g)Cash and cash equivalents
Cash and cash equivalents consist of cash on deposit and highly liquid short-term interest-bearing securities with maturities at the date of purchase of three months or less.

Short-term investments	Short-term investmentsShort-term investments consist of highly liquid short-term interest bearing securities with maturities at the date of purchase of greater than three months, but less than one year, and of other marketable securities.
Trade and other receivables	Trade and other receivables Trade receivables are recognized initially at fair value and subsequently measured at amortized cost less provision for impairment of trade accounts receivable. A provision for impairment of trade accounts receivable is established based on a forward-looking “expected loss” impairment model. The carrying amount of the trade receivables is reduced through the use of the provision for impairment account, and the amount of any increase in the provision for impairment is recognized in the consolidated statement of operations and comprehensive income. When a trade receivable is uncollectible, it is written off against the provision for impairment account for trade accounts receivable. Subsequent recoveries of amounts previously written off are credited to the consolidated statement of operations and comprehensive income.
Contract acquisition assets	Contract acquisition assets
Incremental costs of obtaining sales contracts are capitalized and amortized. These costs are presented as separate current and non-current assets in the consolidated statement of financial position.
The capitalized amounts consist primarily of sales commissions paid to the Company’s direct and indirect sales force. Capitalized amounts also include amounts paid to employees other than the sales force who earn incentive payouts under annual compensation plans that are tied to the value of contracts acquired, and to a lesser extent, costs incurred under a branding agreement with a third party, and success fees paid to partners in emerging markets where the Company has a limited presence. The capitalized amounts are recoverable through future revenue streams under all non-cancelable customer contracts.
Contract acquisition assets are amortized over the estimated period of benefit, on a systematic basis that is consistent with the transfer to the customer of the goods or services to which the asset relates. Sales commissions paid on the acquisition of the initial contract is amortized over the contract term when the commission on the renewal is considered commensurate with the commission on the initial contract. When the sales commission on the renewal is not commensurate, the commission on the initial contract is amortized over an estimated period of benefit of four years. Significant judgment is required when determining the estimated period of benefit. In determining the estimated period of benefit, the Company considers the contract length, underlying technology life, expected renewals and other qualitative factors.
Sales commissions relating to sales of Cloud Services are amortized on a straight-line basis over the estimated period of benefit. Sales commissions relating to sales of on-premise licenses are amortized on a systematic basis that is consistent with the revenue recognition pattern, which is generally 50% upon delivery of the license and the remaining 50% over the estimated period of benefit. Sales commissions on renewals are amortized on a straight-line basis over the contractual term of the renewals.
The Company periodically evaluates whether there have been any changes in its business, the market conditions in which it operates, or other events which would indicate that its amortization period should be changed or if there are potential indicators of impairment.
Amortization of contract acquisition assets is included in sales and marketing expense in the consolidated statement of operations and comprehensive income.
2. SIGNIFICANT ACCOUNTING POLICIES (Continued)
Property and equipment	Property and equipment
Property and equipment are carried at cost, less accumulated amortization and less any accumulated impairment losses. Cost includes the purchase price and the directly attributable costs to bring the assets to the location and condition necessary for them to be capable of operating in the manner intended by management. Maintenance and repair expenditures that do not improve or extend productive life are expensed in the period incurred.
Each component of an item of property and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately.
On an annual basis, the assets’ residual values and useful lives are reviewed, and adjusted if appropriate. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the depreciation period or method, as appropriate, and are treated as changes in accounting estimates.
Assets are amortized on a straight-line basis over the following estimated useful lives:

Computer equipment	3 years
Furniture and equipment	5 years
Computer software	1 to 3 years
Office equipment	3 years
Trade show equipment	2 years
Leasehold improvements	Shorter of lease term or the estimated useful life

Intangible assets	Intangible assets
Acquired intangible assets are recorded at fair value on the date of acquisition and amortized on a straight-line basis over the following estimated useful lives.

Developed technology	6 years
Customer contracts and relationships	10 years
Trade name	6 months
Intangible assets are reviewed for impairment when events or changes in circumstances indicate the asset’s carrying value may not be recoverable.
Research costs are expensed as incurred. Development costs are capitalized as intangible assets when the Company can demonstrate that the technical feasibility of the project has been established; the Company intends to complete the asset for use or sale and has the ability to do so; the asset can generate probable future economic benefits; the technical and financial resources are available to complete the development; and the Company can reliably measure the expenditure attributable to the intangible asset during its development. At June 30, 2022 and June 30, 2021, the Company has not capitalized any development costs.
2. SIGNIFICANT ACCOUNTING POLICIES (Continued)
Goodwill	Goodwill Goodwill represents the excess of the purchase price of an acquired business over the fair values of assets acquired and liabilities assumed in a business combination. Goodwill is measured at cost less accumulated impairment losses, and is reviewed for impairment annually or more frequently if an indicator of impairment is identified. Impairment is assessed by comparing the carrying value of the CGU or groups of CGUs associated with the goodwill against the estimated recoverable amount, which is the higher of fair value less cost of disposal or value in use. Goodwill is allocated to the Company's cash generating unit ("CGU") or groups of CGUs that are expected to benefit from the synergies of the business combination from which it arose. The allocation is based on the lowest level at which goodwill is monitored internally. An impairment loss is recognized if the carrying amount of the CGU or groups of CGUs exceeds its estimated recoverable amount. Impairment loss relating to goodwill cannot be reversed.
Impairment of assets	Impairment of assets
Long-lived assets, including property and equipment, right-of-use assets, and intangible assets are assessed for impairment at each reporting date. If there is an indication that an asset may be impaired, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. When it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the CGU to which the asset belongs.
The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount. An impairment loss, or any reversal of a previously-recognized impairment loss, is recognized immediately in profit or loss.
Income taxes	Income taxes
The tax expense for the period comprises current and deferred income tax. Taxation is recognized in the consolidated statement of operations and comprehensive income except to the extent that it relates to items recognized directly in equity, in which case the tax is recognized in equity.
Current income tax is generally the expected income tax payable on the taxable income for the year calculated using rates enacted or substantively enacted at the date of the statement of financial position in the countries where the Company’s subsidiaries operate and generate taxable income, and includes any adjustment to income tax payable or recoverable in respect of previous years.
Uncertain income tax positions are accounted for using the standards applicable to current income tax assets and liabilities; i.e., both liabilities and assets are recorded when probable at the Company’s best estimate of the amount.
2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)
Deferred income tax is recognized using the liability method, based on temporary differences between consolidated financial statement carrying amounts of assets and liabilities and their respective income tax bases. Deferred income tax is determined using tax rates that have been enacted or substantively enacted by the date of the consolidated statement of financial position and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. The amount of deferred income tax recognized is based on the expected manner and timing of realization or settlement of the carrying amount of assets and liabilities. Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred income tax assets are reviewed at each date of the consolidated statement of financial position and amended to the extent that it is no longer probable that the related tax benefit will be realized.
Current income tax assets and liabilities are offset when the Company has a legally enforceable right to offset the recognized amounts and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously. Normally the Company would only have a legally enforceable right to set off a current tax asset against a current tax liability when they relate to income taxes levied by the same taxation authority and the taxation authority permits the Company to make or receive a single net payment. Deferred income tax assets and liabilities are offset when the Company has a legally enforceable right to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.
The Company’s research and development activities may be eligible to earn Investment Tax Credits. Investment Tax Credits are accounted for using the cost reduction method, whereby such credits are deducted from the expenditures or assets to which they relate.
Revenue recognition	Revenue recognition
The Company generates revenue from its Secure Endpoint and Secure Access products.
The Secure Endpoint products are delivered in a software-as-a-service (“SaaS”) business model, where customers access the service through the cloud-based Absolute Console. Revenue is generated from subscription fees from customers accessing the Company’s enterprise cloud computing services (collectively, “Cloud Services”) and related professional services such as project implementation and other short-term consulting services, in addition to longer-term services such as technical account management services.
The Secure Access products generate revenue from the sale of on-premise perpetual licenses, on-premise term-based subscription licenses, and Cloud Services. Software licenses include maintenance service agreements, which includes unspecified technical updates or enhancements, and technical support on an when-and-if available basis over the contract term. Professional services relating to remote technical support and training are sold and billed on a fixed-fee basis.
Other revenue consists primarily of ancillary business lines such as consumer-focused products.
Revenue is recognized upon transfer of control of promised products and services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services.
2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)
The Company determines the amount of revenue to be recognized through application of the following steps:
•Identification of the contract, or contracts, with a customer;
•Identification of the performance obligations in the contract;
•Determination of the transaction price;
•Allocation of the transaction price to the performance obligations in the contract; and
•Recognition of revenue when or as the Company satisfies the performance obligations.
A performance obligation is a commitment in a contract with a customer to transfer products or services that are distinct. In identifying performance obligations, the Company determines whether the customer can benefit from the service on its own or with other readily available resources, and whether the service is separately identifiable from other services in the contract. Cloud Services are distinct as such services are often sold separately. Software licenses and maintenance services are each distinct and separate performance obligations as they can be sold separately, and do not require a significant amount of integration or interdependency. In determining whether professional services are distinct, the Company considers factors such as the availability of the services from other vendors; the nature of the professional services; the timing of when the professional services contract was signed in comparison to the start date of any related Cloud Services; and the contractual dependence of the professional services on the Cloud Services.
The Company allocates the transaction price to each distinct performance obligation on a relative standalone selling price ("SSP") basis. The SSP is the price at which the Company would sell a promised product or service separately to a customer. Judgment is required to determine the SSP for each distinct performance obligation.
The Company obtains the majority of its customer arrangements through PC OEM and channel partners, most of which are in North America. All revenues are recorded at the net amount received from the channel partner, provided that all significant contractual obligations have been satisfied. For direct sales, revenues are recorded at the amount received from the end customer.
i.Cloud Services
Revenue from Cloud Services are comprised of fees that provide customers with access to Cloud Services, software licenses and related support and updates during the term of the arrangement. Revenue is generally recognized ratably over the contract term.
ii.Software licenses and maintenance
Software licenses are sold either as on-premises perpetual or term-based subscription license agreements. Perpetual and term-based subscription license arrangements provide customers with the same functionality of software and differ mainly in the duration over which the customer benefits from the software. Software licenses are delivered electronically. Electronic delivery occurs when the Company provides the customer with access to the software and a license key. Software license revenue is recognized at a point in time when electronic delivery of the software is made available to the customer.
The Company’s contracts with customers for software licenses include maintenance service agreements. Maintenance service agreements consist of fees for providing unspecified software updates and technical support on a when-and-if available basis for software products over the contract term. Software updates and technical support each have the same pattern of transfer to the customer, and are considered a single distinct performance obligation. Maintenance service revenues are recognized ratably as the maintenance services are provided over the term of the contract.
2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)
iii.Professional services and other revenues
The Company’s professional services contracts are generally on either a fixed fee or subscription basis. These revenues are recognized on a proportional performance basis for fixed price contracts, and ratably over the contract term for subscription managed professional services contracts.
Revenues for consumer products are generally recognized on a subscription fee basis as described above under “Cloud Services”.

Significant Judgments
The Company enters into contracts that may include promises to transfer multiple performance obligations. Substantially all of the Company’s software licenses are sold in arrangements that include separate performance obligations for the software license and related maintenance services. Cloud Services arrangements and software licenses may also be sold with professional services.
The Company determines SSP for each performance obligation by considering its overall pricing objectives and market conditions. Significant pricing practices taken into consideration include the Company’s discounting practices, the size and volume of the Company’s transactions, the customer demographic, the geographic area where services are sold, price lists, its go-to-market strategy, historical sales and contract prices. If SSP is not directly observable, the Company estimates the SSP by maximizing the use of observable inputs, and applying estimation methods including the expected cost plus a margin approach or residual approach.
Significant judgment is required to determine the SSP of maintenance services, which is generally determined to be 50% of the total transaction price. In determining the SSP of maintenance services, the Company considers the value relationship between a perpetual license and the associated maintenance services over the estimated economic life of a product.
Share-based compensation	Share-based compensation
The Company grants share-based awards under its Stock Option Plan, Performance and Restricted Share Unit Plan, Deferred Share Unit Plan, Employee Share Ownership Plan, and Employee Share Purchase Plan. Grant date fair values are measured as follows:
•Stock options are measured using the Black-Scholes option pricing model.
•Restricted share units, deferred share units, and performance share units with non-market performance conditions are measured at the fair value of the Company's common shares on the date of grant.
•Performance share units with market-based performance conditions are measured using a Monte Carlo simulation model, taking into account the fair value of the Company’s common shares on the date of grant, potential future dividends accruing to the performance share unitholder’s benefit, and possible future Company performance conditions.
•Performance share units with non-market performance conditions is determined based on the fair value of the Company’s common shares on the date of grant and potential future dividends accruing to the PSU holder’s benefit.
Forfeitures are estimated on the date of grant and are re-assessed each reporting period.
Equity classified awards are recognized at their grant date fair value. Compensation costs relating to equity classified awards are recognized over the vesting period, with a corresponding credit to equity reserve.
2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)
Awards granted under the Deferred Share Unit Plan are settled in cash, and as such, are liability classified awards. Liability classified awards are initially measured at their grant date fair value and are subsequently remeasured at fair value at each balance sheet date until exercised or cancelled. Compensation costs relating to the grant date fair value are recognized over the vesting period. Remeasurements during the vesting period are recognized immediately in compensation cost to the extent that they relate to past services. Fair value of liability classified awards are included in trade and other payables.
Upon exercise of stock options or purchase of common shares, any consideration paid by employees, together with the amount previously recorded in equity reserve or fair value of liability classified awards, is credited to share capital.
Compensation expense for the Employee Share Ownership Plan is determined by the difference between the share purchase price and market price at the start of each purchase period. Compensation expense for the Employee Share Purchase Plan is determined based on the aggregate Company contribution to the plan.
Business Combination	Business CombinationBusiness combinations are accounted for under the acquisition method. Identifiable assets acquired and liabilities assumed are measured at fair value at the date of acquisition. Excess of the purchase price over the fair value of net assets acquired is recognized as goodwill. Acquisition related costs are expensed as incurred.
Income (loss) per share	Income (loss) per shareBasic income (loss) per share is calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted income per share is calculated using the treasury stock method, which assumes that cash that would be received on the exercise of stock options is applied to purchase shares at the average price during the period. The difference between the shares issued on the exercise of the stock options and the number of shares purchased under this computation, on a weighted average basis, is added to the number of shares outstanding.
Significant accounting judgments	Significant accounting judgments
The critical judgments that the Company’s management has made in the process of applying the Company’s accounting policies, apart from those involving estimations (Note 2(u)), that has the most significant effect on the amounts recognized in the Company’s consolidated financial statements, are related to:
•the determination of the functional currency for the Company and its subsidiaries;
•the assessment of renewal and termination options related to the recognition of right-of-use assets and lease liabilities;
•the determination of SSP for its maintenance services performance obligation; and
•the determination of the period of benefit over which to amortize contract acquisition assets.
2. SIGNIFICANT ACCOUNTING POLICIES (Continued)
Key sources of estimation uncertainty	Key sources of estimation uncertainty
The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Actual outcomes could differ from these estimates. The consolidated financial statements include estimates which, by their nature, are uncertain.
The impacts of such estimates are pervasive throughout the consolidated financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and the revision affects both current and future periods.
Significant assumptions about the future and other sources of estimation uncertainty that management has made at the date of the statement of financial position, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, include, but are not limited to, the following:
•the assessment of the Company’s incremental borrowing rate related to the recognition of lease liabilities;
•the inputs used in accounting for share-based compensation in the statement of operations and comprehensive income;
•the recognition and recoverability of the Company’s deferred tax assets; and
•the fair values of assets acquired and liabilities assumed from business combination.

Adoption of Accounting Standards	Adoption of Accounting Standards
Recently adopted accounting pronouncements

Interest Rate Benchmark Reform – Phase 2 Amendments
In August 2020, the IASB issued Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4, and IFRS 16. The amendments complement the Phase 1 amendments published in September 2019 and focus on the effect on financial statements when an existing interest rate benchmark is replaced with an alternative benchmark rate. These amendments are effective for annual reporting periods beginning on or after January 1, 2021, with earlier application permitted. The Company adopted the amendments on July 1, 2021. For the year ended June 30, 2022, these amendments did not have any impact on the Company’s financial statements.
Recent accounting pronouncements

Amendments to IAS 1: Classification of Liabilities as Current or Non-current
On January 23, 2020, the IASB issued amendments to IAS 1 Presentation of Financial Statements. The amendment clarifies the requirements relating to determining if a liability should be presented as current or non-current in the statement of financial position. Under the new requirement, the assessment of whether a liability is presented as current or non-current is based on the contractual arrangements in place as at the reporting date and does not impact the amount or timing of recognition. The amendment applies retrospectively for annual reporting periods beginning on or after January 1, 2023. The Company is currently evaluating the potential impact of these amendments on the Company’s consolidated financial statements.
2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

Other pronouncements issued but not yet effective
Certain other pronouncements have been issued by the IASB that are issued but not yet effective. There are currently no such pronouncements that are expected to have a significant impact on the Company's consolidated financial statements upon adoption.

Comparative information	Comparative information Comparative figures in note 9 includes a reclassification of $11,593,000 from trade payables to accrued liabilities to conform with current period financial statement presentation.